Employee benefits - Summary of Fair Value of Plan Assets Foreign Defined Benefit Plans (Detail) - Foreign Defined Benefit Plan [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		¥ 4,695	¥ 4,599
Equity securities	[1]	119	101
Fixed income securities contributed to fair value of plan assets [Abstract]
Government bonds	[2]	1,070	1,207
Corporate bonds	[3]	194	175
Asset-backed securities		196	43
Insurance contracts	[4]	24,125	23,057
Commingled funds	[5]	45,909	16,929
Real estate and other		4,953	3,537
Total		81,261	49,648
Quoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		4,695	4,599
Equity securities	[1]	59	101
Fixed income securities contributed to fair value of plan assets [Abstract]
Government bonds	[2]	0
Corporate bonds	[3]	0
Asset-backed securities		0
Insurance contracts	[4]	0	334
Commingled funds	[5]	0
Real estate and other		13
Total		4,767	5,034
Unquoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		0
Equity securities	[1]	60
Fixed income securities contributed to fair value of plan assets [Abstract]
Government bonds	[2]	1,070	1,207
Corporate bonds	[3]	194	175
Asset-backed securities		196	43
Insurance contracts	[4]	24,125	22,723
Commingled funds	[5]	45,909	16,929
Real estate and other		4,940	3,537
Total		¥ 76,494	¥ 44,614

[1]	Represents primarily foreign equity securities.
[2]	Includes primarily foreign government debt securities.
[3]	Includes primarily foreign corporate debt securities.
[4]	Represents annuity contracts with or without profit sharing and bulk insurance contracts.
[5]	Commingled funds represent pooled institutional investments, including primarily investment trusts.